V 216.736.7215
F 216.621.6536
E cjh@kjk.com
One Cleveland Center
20th Floor
1375 East Ninth Street
Cleveland, OH 44114-1793
216.696.8700
www.kjk.com
Cleveland and Columbus
Member of:
June 28, 2010
VIA EDGAR
Securities and Exchange Commission
Division of Corporate Finance
100 F. Street, N.E.
Washington, D.C. 20549-3561

Re:	Registration Statement on Form S-1 of 2,500,000 shares of common stock of Energy, Inc. (NYSE AMEX: EGAS)
Ladies and Gentlemen,
On behalf of Energy, Inc., a Montana corporation (the “Company”), please find attached the Company’s Registration Statement on Form S-1 and the exhibits thereto (collectively, the “Registration Statement”) relating to an offering of primary and secondary shares of its common stock (the “Offering”). The $2,098 filing fee required by Section 6(b) of the Securities Act of 1933, as amended, was wired to the Securities and Exchange Commission’s account with US Bank (Account No. 152307768324) on Friday, June 25, 2010.
The Company’s 2010 annual meeting of shareholders is scheduled to take place June 30, 2010, and one of the matters submitted for shareholder approval is the reincorporation of the Company from the State of Montana to the State of Ohio (the “Reincorporation”). The Reincorporation would include a change of the Company’s name to Gas Natural Inc., but shares of the Company’s common stock would continue to trade on the NYSE Amex Equities stock exchange under its current trading symbol “EGAS.” If the Reincorporation is approved by the Company’s shareholders, the Company will seek to effect the Reincorporation within three to five business days following the annual meeting, and following completion of the Reorganization, the Company intends to file an amendment to the Registration Statement to make all necessary disclosures with respect to the Reincorporation, the Company’s new name and aspects of Ohio law that are required to be disclosed in the Registration Statement under applicable SEC regulations.
If you have any comments or questions concerning the Registration Statement, the Reincorporation or the Offering, please contact me at (216) 736-7215 or my partner Marc C. Krantz at (216) 736-7204.
Sincerely,
/s/ Christopher J. Hubbert
Christopher J. Hubbert, Esq.
CJH/ngh
Enclosures